Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Preferred stock, shares authorized	1,500,005	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	14,508	7,980	101
Common stock, shares outstanding	14,508	7,980	101
Treasury stock price per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issuable		0	27
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5	5
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1